CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock subject to possible redemption (in shares)	9,074,117	13,001,552
Preferred stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	50,000,000	50,000,000
Common stock, issued (in shares)	3,370,388	3,370,388
Common stock, outstanding (in shares)	3,370,388	3,370,388